Financial Risk Management - Summary of Interest Rate Profile of the Company's Interest-bearing Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fixed Interest Rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 678,720	$ 272,013
Financial liabilities	(2,675,990)	(4,421,351)
Total	(1,997,270)	(4,148,867)
Fixed Interest Rate [member] | Interest Rate Swap Contract [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate swaps		471
Floating Interest Rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	40,050	5,685
Financial liabilities	(1,759,951)	(925,430)
Total	$ (1,719,901)	$ (919,745)